Commitments and Contingencies (Details)					3 Months Ended	12 Months Ended
	Jan. 15, 2025 USD ($) $ / shares shares	Aug. 22, 2022 USD ($)	Dec. 14, 2021 USD ($) $ / shares shares	Dec. 09, 2021 item	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 11, 2024 $ / shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Feb. 14, 2024 shares	Jan. 31, 2024 shares	Jan. 12, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 13, 2023 shares	Nov. 14, 2023 shares	Oct. 11, 2023 shares	Sep. 30, 2023 shares	Jun. 09, 2023 shares	May 25, 2023 shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item				3
Underwriting option period			45 days
Underwriting fees | $			$ 4,600,000
Deferred fee per Unit | $ / shares			$ 0.35
Deferred underwriting commissions | $			$ 8,050,000
Accumulated deficit on waiver of deferred underwriting fee | $		$ 8,050,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.0001
Class A common stock
Commitments and Contingencies
Common stock, par value (In dollars per share) | $ / shares					$ 0.0001	$ 0.0001							$ 0.0001
Class A common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares issued																			4,000,000
Class A common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares issued																			4,000,000
Common stock, par value (In dollars per share) | $ / shares	$ 0.0001
Class B common stock
Commitments and Contingencies
Common stock, par value (In dollars per share) | $ / shares					$ 0.0001	$ 0.0001							$ 0.0001
Class B common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares transferred					1,237,494	1,237,494		166,666											1,499,996
Additional non redemption shares transferred																			166,666
Shares transferred to consummation of extension																			500,000
Class B common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares transferred					1,499,996	1,499,996			1,499,996		1,499,996								1,499,996
Additional non redemption shares transferred					999,996	999,996				166,666		166,666		166,666	166,666	166,666	166,666		999,996
Shares transferred to consummation of extension																		500,000	500,000
Excess fair value of shares transferred upon consummation of extension | $					$ 1,209,879	$ 1,209,879
Consideration for transfer of shares | $	$ 0
Class B common stock | Sponsor | Sponsor
Commitments and Contingencies
Purchase of aggregate shares	262,502
Over-allotment
Commitments and Contingencies
Number of units granted to underwriters			3,000,000
Shares issued underwriters			3,000,000